Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.5%
Aerospace & Defense — 2.9%
Aerojet Rocketdyne Holdings, Inc.*	23,402	$933,506
HEICO Corp., Class A	3,816	338,326
Teledyne Technologies, Inc.*	3,389	1,051,302
		2,323,134
Apparel — 1.0%
Deckers Outdoor Corp.*	3,641	801,056
Beverages — 0.9%
The Boston Beer Co., Inc., Class A*	791	698,738
Biotechnology — 8.9%
Allogene Therapeutics, Inc.*	7,856	296,250
Alnylam Pharmaceuticals, Inc.*	5,749	837,054
Argenx S.E., ADR*	1,819	477,524
Beam Therapeutics, Inc.*	9,494	233,742
Berkeley Lights, Inc.*	4,697	358,663
Centogene N.V.*	11,172	105,687
Exelixis, Inc.*	38,403	938,953
Genmab A/S, ADR*	22,061	807,653
Guardant Health, Inc.*	15,200	1,699,056
Immunomedics, Inc.*	7,615	647,503
Iovance Biotherapeutics, Inc.*	5,043	166,016
Relay Therapeutics, Inc.*	3,157	134,457
Y-mAbs Therapeutics, Inc.*	11,661	447,666
		7,150,224
Building Materials — 3.2%
Fortune Brands Home & Security, Inc.	5,616	485,896
Lennox International, Inc.	2,082	567,574
The AZEK Co., Inc*	23,356	813,023
Trex Co., Inc.*	9,482	678,911
		2,545,404
Chemicals — 2.8%
Ashland Global Holdings, Inc.	10,120	717,711
RPM International, Inc.	18,667	1,546,374
		2,264,085
Commercial Services — 4.1%
Avalara, Inc.*	10,702	1,362,793
Booz Allen Hamilton Holding Corp.	13,753	1,141,224
Chegg, Inc.*	5,586	399,064
Rollins, Inc.	7,502	406,533
		3,309,614
Computers — 2.4%
Lumentum Holdings, Inc.*	6,817	512,161
Rapid7, Inc.*	9,616	588,884
Zscaler, Inc.*	5,851	823,177
		1,924,222
Distribution & Wholesale — 2.3%
Pool Corp.	3,094	1,035,067
SiteOne Landscape Supply, Inc.*	6,532	796,577
		1,831,644
	Number of Shares	Value†

Diversified Financial Services — 0.5%
Tradeweb Markets, Inc., Class A	6,330	$367,140
Electrical Components & Equipment — 3.3%
Generac Holdings, Inc.*	8,070	1,562,675
Novanta, Inc.*	10,175	1,071,834
		2,634,509
Electronics — 4.2%
Allegion PLC	9,501	939,744
Badger Meter, Inc.	11,197	731,948
PerkinElmer, Inc.	13,659	1,714,341
		3,386,033
Energy-Alternate Sources — 0.7%
Enphase Energy, Inc.*	6,374	526,429
Engineering & Construction — 0.6%
Jacobs Engineering Group, Inc.	5,218	484,074
Entertainment — 0.5%
Churchill Downs, Inc.	2,648	433,795
Food — 1.2%
Beyond Meat, Inc.*	3,051	506,649
Lamb Weston Holdings, Inc.	7,380	489,073
		995,722
Hand & Machine Tools — 1.4%
Colfax Corp.*	35,348	1,108,513
Healthcare Products — 9.9%
10X Genomics, Inc., Class A*	6,006	748,828
Bio-Techne Corp.	4,627	1,146,247
Castle Biosciences, Inc.*	8,544	439,589
iRhythm Technologies, Inc.*	2,536	603,847
Nevro Corp.*	5,543	772,140
Repligen Corp.*	4,165	614,504
Tandem Diabetes Care, Inc.*	9,413	1,068,375
Teleflex, Inc.	2,811	956,921
West Pharmaceutical Services, Inc.	5,676	1,560,332
		7,910,783
Healthcare Services — 1.9%
American Well Corp., Class A*	13,574	402,333
Molina Healthcare, Inc.*	6,136	1,123,134
		1,525,467
Household Products & Wares — 1.5%
Avery Dennison Corp.	4,455	569,527
The Scotts Miracle-Gro Co.	4,168	637,329
		1,206,856
Insurance — 0.9%
Brown & Brown, Inc.	12,707	575,246
Kinsale Capital Group, Inc.	572	108,783
		684,029

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — 3.1%
Etsy, Inc.*	7,157	$870,506
Zendesk, Inc.*	15,704	1,616,256
		2,486,762
Leisure Time — 1.1%
Brunswick Corp.	9,814	578,143
YETI Holdings, Inc.*	7,648	346,607
		924,750
Lodging — 0.9%
Choice Hotels International, Inc.	8,454	726,706
Machinery — Diversified — 1.5%
IDEX Corp.	3,396	619,464
Xylem, Inc.	6,949	584,550
		1,204,014
Media — 1.0%
Factset Research Systems, Inc.	2,430	813,758
Metal Fabricate/Hardware — 0.8%
RBC Bearings, Inc.*	5,270	638,777
Office & Business Equipment — 0.5%
Zebra Technologies Corp., Class A*	1,567	395,605
Pharmaceuticals — 6.4%
Agios Pharmaceuticals, Inc.*	17,587	615,545
Elanco Animal Health, Inc.*	27,946	780,532
MyoKardia, Inc.*	6,004	818,525
Neogen Corp.*	6,497	508,390
Neurocrine Biosciences, Inc.*	12,849	1,235,560
Sarepta Therapeutics, Inc.*	8,201	1,151,667
		5,110,219
Retail — 7.9%
Dunkin' Brands Group, Inc.	10,102	827,455
Five Below, Inc.*	6,303	800,481
Floor & Decor Holdings, Inc., Class A*	14,071	1,052,511
Freshpet, Inc.*	7,624	851,220
Ollie's Bargain Outlet Holdings, Inc.*	5,258	459,286
RH*	2,403	919,436
Texas Roadhouse, Inc.	10,060	611,547
Vroom, Inc.*	7,669	397,101
Wingstop, Inc.	3,285	448,895
		6,367,932
Semiconductors — 6.6%
Entegris, Inc.	18,428	1,369,937
Inphi Corp.*	6,551	735,350
MKS Instruments, Inc.	9,134	997,707
Monolithic Power Systems, Inc.	4,645	1,298,788
Teradyne, Inc.	11,767	935,006
		5,336,788
Software — 12.5%
Bill.com Holdings, Inc.*	6,114	613,295
Black Knight, Inc.*	11,856	1,032,065
	Number of Shares	Value†

Software — (continued)
Blackline, Inc.*	9,124	$817,784
Cloudflare, Inc., Class A*	29,168	1,197,638
Coupa Software, Inc.*	1,691	463,740
Dynatrace, Inc.*	34,473	1,414,082
Elastic N.V.*	11,257	1,214,518
HubSpot, Inc.*	5,548	1,621,292
MongoDB, Inc.*	4,164	964,008
nCino, Inc.*	2,070	164,937
Sumo Logic, Inc.*	9,141	199,274
Vertex, Inc., Class A*	16,046	369,058
		10,071,691
Telecommunications — 0.6%
Ciena Corp.*	12,308	488,505
Transportation — 0.5%
XPO Logistics, Inc.*	4,333	366,832
TOTAL COMMON STOCKS (Cost $62,968,842)		79,043,810

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $599,889)	599,889	599,889
TOTAL INVESTMENTS — 99.2% (Cost $63,568,731)		$79,643,699
Other Assets & Liabilities — 0.8%		609,475
TOTAL NET ASSETS — 100.0%		$80,253,174

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.E.— Societas Europaea.

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